Investments in Real Estate - Purchase Price Allocation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate [Line Items]
Building and building improvements	$ 272,915,691		$ 272,602,885	$ 199,478,457
Land	40,397,114		40,397,114	19,667,140
Tenant improvements	10,161,277		9,551,645	4,314,057
Furniture, fixtures and equipment	4,968,555		4,822,680	2,749,914
Payments to Acquire Real Estate	$ 0	$ 41,024,719	105,136,975	233,193,194	$ 0
Anzio Apartments
Real Estate [Line Items]
Building and building improvements				50,820,175
Land				6,105,370
Tenant improvements				0
Furniture, fixtures and equipment				1,405,157
Finite-Lived Intangible Asset, Acquired-in-Place Leases				1,455,254
Lease Origination Costs				0
Above Market Lease, Acquired				0
Below Market Lease, Acquired				0
Payments to Acquire Real Estate				59,785,956
Two Liberty
Real Estate [Line Items]
Building and building improvements				80,305,740
Land				3,074,700
Tenant improvements				3,811,716
Furniture, fixtures and equipment				0
Finite-Lived Intangible Asset, Acquired-in-Place Leases				3,523,143
Lease Origination Costs				1,501,429
Above Market Lease, Acquired				58,585
Below Market Lease, Acquired				(71,598)
Payments to Acquire Real Estate				92,203,715
Ezlyn
Real Estate [Line Items]
Building and building improvements				67,860,509
Land				10,487,070
Tenant improvements				21,923
Furniture, fixtures and equipment				1,344,757
Finite-Lived Intangible Asset, Acquired-in-Place Leases				1,489,264
Lease Origination Costs				0
Above Market Lease, Acquired				0
Below Market Lease, Acquired				0
Payments to Acquire Real Estate				$ 81,203,523
Arbors
Real Estate [Line Items]
Building and building improvements			44,885,252
Land			16,315,398
Tenant improvements			0
Furniture, fixtures and equipment			1,427,992
Finite-Lived Intangible Asset, Acquired-in-Place Leases			1,483,614
Lease Origination Costs			0
Above Market Lease, Acquired			0
Below Market Lease, Acquired			0
Payments to Acquire Real Estate			64,112,256
Lakes
Real Estate [Line Items]
Building and building improvements			26,806,026
Land			4,414,576
Tenant improvements			4,205,936
Furniture, fixtures and equipment			0
Finite-Lived Intangible Asset, Acquired-in-Place Leases			3,909,726
Lease Origination Costs			1,726,732
Above Market Lease, Acquired			5,753
Below Market Lease, Acquired			(44,030)
Payments to Acquire Real Estate			$ 41,024,719